EQUITY (Q3) (Detail Textual 2) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						131,558	155,927	10,000
Number of shares vested						21,664	181,134	55,001
Number of shares forfeited								3,334
Common Stock | Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	56,784
Share granted, amount	$ 40
Total expense recognized		$ 37		$ 110
Common Stock | Non Employee Director | Long Term Stock Incentive Plan (LTT)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				78,711
Common Stock | Non Employee Director | 07/01/2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested	18,960
Common Stock | Non Employee Director | 07/01/2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested	18,960
Common Stock | Non Employee Director | 07/01/2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested	18,954
Common Stock | Chief Executive Officer And Chief Services Officer [Member] | Long Term Stock Incentive Plan (LTT)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				13,771
Common Stock | Chief Executive Officer ("CEO") | Long Term Stock Incentive Plan (LTT)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				6,533
Common Stock | Chief Executive Officer ("CEO") | Payroll Obligation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				31,000
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of outstanding warrants		0	634,100	2,401,408	645,100	1,887,325		2,090,226